Concentration of Risk (Concentration of Credit Risk, Cash and Cash Equivalents and Short-term Investments) (Details) - Credit Concentration Risk [Member] - Cash and Cash Equivalents and Short-term Investments [Member] - Institutions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Concentration Risk [Line Items]
Maximum percentage of cash and cash equivalents and short-term investments in any single financial institution	29.00%	29.00%
Mainland China [Member]
Concentration Risk [Line Items]
Percentage of cash and cash equivalents and short-term investments held in financial institutions	40.00%	30.00%
Number of financial institutions	14	8
Hong Kong [Member]
Concentration Risk [Line Items]
Percentage of cash and cash equivalents and short-term investments held in financial institutions	31.00%	29.00%
Number of financial institutions	4	3
Macao [Member]
Concentration Risk [Line Items]
Percentage of cash and cash equivalents and short-term investments held in financial institutions	14.00%	25.00%
Number of financial institutions	1	1
New York [Member]
Concentration Risk [Line Items]
Number of financial institutions	1	1